Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 127,977,000	$ 122,417,000	$ 1,119,000	$ 13,545,000	$ 239,000	$ 514,000	$ 265,811,000